Related-Party Transactions (Details) - Schedule of other liabilities - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of other liabilities [Abstract]
Activation fund reserves	$ 4,231,326	$ 3,780,343	$ 2,876,149
Deferred revenue	882,786	1,709,126	90,841
Preferred stock dividend payable			717,286
Total	$ 5,114,112	$ 5,489,469	$ 3,684,276